ORGANIZATION AND BASIS OF PRESENTATION 1 (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	¥ 1,040,647		¥ 807,903		$ 151,356
Variable Interest Entity, Consolidated, Assets, Noncurrent	325,544		273,729		47,348
Total assets	1,366,191		1,081,632		198,704
Variable Interest Entity, Consolidated, Liabilities, Current	1,168,458		965,620		169,945
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	39,275		2,682		5,712
Total liabilities	1,207,733		968,302		175,657
Revenues	1,175,618	$ 170,987	912,166	¥ 673,264
Net (loss)/income	85,753	12,472	24,771	(24,532)
Net cash provided by operating activities	368,546	53,603	263,813	49,586
Net cash used in investing activities	(72,695)	$ (10,573)	(46,630)	¥ (26,792)
Cash and cash equivalents
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	947,626		654,777		137,826
Restricted cash
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	13,442		10,441		1,955
Inventories
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	1,978		1,952		288
Accounts receivable, net
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	38		1,364		6
Prepayments and other current assets
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	59,141		32,621		8,602
Amounts due from the Group's subsidiaries
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	18,422		106,748		2,679
Property and equipment, net
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	118,482		92,803		17,232
Intangible assets, net
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	2,579		1,060		375
Goodwill
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	146,666		145,781		21,332
Deferred tax assets
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	6,157		2,404		895
Other non current assets
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent	51,660		31,681		7,514
Accounts payable
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	7,558		3,168		1,099
Accrued expenses and other liabilities
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	126,455		100,156		18,392
Deferred revenue and customer advances
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	970,022		776,052		141,084
Income taxes payable
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	20,215		18,254		2,940
Amounts due to the Group's subsidiaries
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current	44,208		67,990		6,430
Noncurrent Deferred Revenue And Customer Advances [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	36,037				5,241
Other non current liabilities
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	¥ 3,238		¥ 2,682		$ 471